PROFIT BEFORE TAX (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Crediting:
Interest income from bank deposits	¥ (796)		¥ (653)	¥ (901)
Investment income:
Fair value changes on other financial assets	(3,685)	$ (536)	(2,409)	(2,774)
Insurance compensation on disposal of property, plant and equipment	(611)		(110)	(520)
Auditors' remuneration:
Audit fee	52		51	47
Other fees	7		5	6
Auditors' remuneration	59		56	53
Employee wages, salaries, allowances and social security costs	8,284		6,517	6,403
Impairment and provision:
Property, plant and equipment	125		8,639	10,768
Trade receivables			212	1,439
Others	442		279	(36)
Total impairment and provision	567	82	9,130	12,171
Depreciation, depletion and amortization:
Property, plant and equipment	50,631		60,802	68,303
Intangible assets	374		854	1,020
Less: Net amount capitalized	(365)		(399)	(416)
Total depreciation, depletion and amortization	50,640	$ 7,365	61,257	68,907
Operating lease rentals:
Office properties	657		639	485
Plant and equipment	1,563		1,560	1,747
Operating lease rentals	2,220		2,199	2,232
Repairs and maintenance	4,595		4,800	4,052
Research and development costs	2,311		1,739	1,424
Loss on disposal of property, plant and equipment	¥ 78		¥ 116	¥ 78